Operating profit - Other operating income and expense (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating profit, other operating income and expense
Legal proceedings provision		$ 219	$ 241	$ 223
Royalties income		96	132	406
Royalties amortisation		(4)	(45)	(86)
Gains on disposal of intangible assets		1,885	1,518	1,301
Gains on disposal of short-term investments			161
Net (losses)/gains on disposal of other non-current assets		(8)	24	29
Impairment of property, plant and equipment	$ (252)		(78)
Legal settlements		374
Other income		277	286	146
Other expense		(93)	(168)	(141)
Other operating income and expense		2,527	1,830	1,655
BMS's share of Global Diabetes Alliance
Operating profit, other operating income and expense
Changes in fair value of contingent consideration credit (charge)		482	(208)	999
Global Anaesthetics portfolio
Operating profit, other operating income and expense
Gains on disposal of intangible assets			555
Acerta Pharma
Operating profit, other operating income and expense
Changes in fair value of contingent consideration credit (charge)		113	209	41
MEDI2070
Operating profit, other operating income and expense
Gains on disposal of intangible assets				231
Nexium
Operating profit, other operating income and expense
Gains on disposal of intangible assets		695
Atacand
Operating profit, other operating income and expense
Gains on disposal of intangible assets		210
Alvesco, Omnaris and Zetonna
Operating profit, other operating income and expense
Gains on disposal of intangible assets		139
Seroquel XR/IR
Operating profit, other operating income and expense
Gains on disposal of intangible assets		527
Zomig
Operating profit, other operating income and expense
Gains on disposal of intangible assets			193
Most markets outside the US | Small molecule antibiotics
Operating profit, other operating income and expense
Gains on disposal of intangible assets				368
Most markets outside the US | Anaesthetics Medicines
Operating profit, other operating income and expense
Gains on disposal of intangible assets		$ 172
Rest of the world | Rhinocort
Operating profit, other operating income and expense
Gains on disposal of intangible assets				321
Rest of the world | Imdur
Operating profit, other operating income and expense
Gains on disposal of intangible assets				$ 183
Europe | Seloken/Toprol-XL
Operating profit, other operating income and expense
Gains on disposal of intangible assets			$ 301